Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of November 2015

Collection Period Start	12-Nov-15	Distribution Date	15-Dec-15
Collection Period End	30-Nov-15	30/360 Days	33
Beg. of Interest Period	12-Nov-15	Actual/360 Days	33
End of Interest Period	15-Dec-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	1,190,249,771.82	1,172,011,889.85	0.9846773
Total Securities		1,190,249,771.82	1,190,249,771.82	1,172,011,889.85	0.9846773
Class A-1 Notes	0.420000%	135,000,000.00	135,000,000.00	116,762,118.03	0.8649046
Class A-2a Notes	1.180000%	232,000,000.00	232,000,000.00	232,000,000.00	1.0000000
Class A-2b Notes	0.725500%	190,000,000.00	190,000,000.00	190,000,000.00	1.0000000
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,237,881.97	51,975.00	135.0954220	0.3850000
Class A-2a Notes	0.00	250,946.67	0.0000000	1.0816667
Class A-2b Notes	0.00	126,357.92	0.0000000	0.6650417
Class A-3 Notes	0.00	395,266.67	0.0000000	1.4116667
Class A-4 Notes	0.00	253,696.67	0.0000000	1.5583334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,237,881.97	1,078,242.93

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				15,419,444.35
Monthly Interest				4,679,216.72
Total Monthly Payments				20,098,661.07

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,564,059.50
Aggregate Sales Proceeds Advance				419,716.66
Total Advances				1,983,776.16

Vehicle Disposition Proceeds:
Reallocation Payments				112,066.20
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,776,804.55
Excess Wear and Tear and Excess Mileage				1,727.50
Remaining Payoffs				0.00
Net Insurance Proceeds				754,798.78
Residual Value Surplus				2,065.11
Total Collections				26,729,899.37

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	53,077.57			4
Involuntary Repossession	-			-
Voluntary Repossession	-			-
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		748,220.24		39
Customer Payoff			24,110.90	1
Grounding Dealer Payoff			2,820,466.28	110
Dealer Purchase			885,082.81	36
Total	53,077.57	748,220.24	3,729,659.99	190

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of November 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,306	1,414,698,594.50	7.00000%	1,190,249,771.82
Total Depreciation Received		(18,309,834.79)		(13,821,930.00)
Principal Amount of Gross Losses	(42)	(908,361.13)		(745,388.74)
Repurchase / Reallocation	0	-		-
Early Terminations	(11)	(190,701.90)		(157,579.51)
Scheduled Terminations	(166)	(4,061,006.46)		(3,512,983.72)
Pool Balance - End of Period	59,087	1,391,228,690.22		1,172,011,889.85

Remaining Pool Balance
Lease Payment				450,001,676.44
Residual Value				722,010,213.41
Total				1,172,011,889.85

III. DISTRIBUTIONS

Total Collections					26,729,899.37
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					26,729,899.37

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					991,874.81
Servicing Fee Paid					991,874.81
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					991,874.81

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					51,975.00

Class A-1 Notes Monthly Interest Paid					51,975.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					250,946.67

Class A-2 Notes Monthly Interest Paid					250,946.67
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					126,357.92

Class A-2 Notes Monthly Interest Paid					126,357.92
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					395,266.67

Class A-3 Notes Monthly Interest Paid					395,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of November 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	253,696.67

Class A-4 Notes Monthly Interest Paid	253,696.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,078,242.93
Total Note and Certificate Monthly Interest Paid	1,078,242.93
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	24,659,781.63

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	18,237,881.97

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	18,237,881.97
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,421,899.66

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of November 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			5,951,248.86
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			5,951,248.86
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,421,899.66
Gross Reserve Account Balance			12,373,148.52
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			12,373,148.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			23.16
Monthly Prepayment Speed			45%
Lifetime Prepayment Speed			45%

		$	units
Recoveries of Defaulted and Casualty Receivables		754,798.78
Securitization Value of Gross Losses and Casualty Receivables		745,388.74	42
Aggregate Defaulted and Casualty Gain (Loss)		9,410.04
Pool Balance at Beginning of Collection Period		1,190,249,771.82
Net Loss Ratio
Current Collection Period		0.0008%
Preceding Collection Period
Second Preceding Collection Period
Third Preceding Collection Period

Cumulative Net Losses for all Periods		-0.0008%	(9,410.04)

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.34%	4,098,767.54	200
61-90 Days Delinquent	0.00%	0.00	0
91-120 Days Delinquent	0.00%	0.00	0
More than 120 days	0.00%	0.00	0
Total Delinquent Receivables:	0.34%	4,098,767.54	200

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.00%	0.00%
Preceding Collection Period
Second Preceding Collection Period
Third Preceding Collection Period

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		53,077.57	4
Securitization Value		70,546.90	4
Aggregate Residual Gain (Loss)		(17,469.33)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		53,077.57	4
Cumulative Securitization Value		70,546.90	4
Cumulative Residual Gain (Loss)		(17,469.33)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			0.00
Reimbursement of Outstanding Advance			0.00
Additional Advances for current period			419,716.66
Ending Balance of Residual Advance			419,716.66

Beginning Balance of Payment Advance			0.00
Reimbursement of Outstanding Payment Advance			0.00
Additional Payment Advances for current period			1,564,059.50
Ending Balance of Payment Advance			1,564,059.50

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of November 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No